Note 7 Amount of payment deferral and financing with public guarantees by concept (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Bbva group [Member]
Operations by concept [Line Items]
Payment deferral	€ 18,103	€ 21,931
Public guarantees given by the group	13,955	16,093
Private individuals [Member]
Operations by concept [Line Items]
Payment deferral	12,974	15,011
Public guarantees given by the group	1,302	1,376
Mortgages [member]
Operations by concept [Line Items]
Payment deferral	9,542	10,291
Public guarantees given by the group	5	6
Small companies [Member]
Operations by concept [Line Items]
Payment deferral	2,725	3,994
Public guarantees given by the group	9,672	10,911
Non financial entities [Member]
Operations by concept [Line Items]
Payment deferral	2,315	2,803
Public guarantees given by the group	2,964	3,788
Other [Member]
Operations by concept [Line Items]
Payment deferral	90	122
Public guarantees given by the group	18	18
Current [Member] | Bbva group [Member]
Operations by concept [Line Items]
Payment deferral	0	189
Current [Member] | Private individuals [Member]
Operations by concept [Line Items]
Payment deferral	0	107
Current [Member] | Mortgages [member]
Operations by concept [Line Items]
Payment deferral	0	97
Current [Member] | Small companies [Member]
Operations by concept [Line Items]
Payment deferral	0	44
Current [Member] | Non financial entities [Member]
Operations by concept [Line Items]
Payment deferral	0	37
Current [Member] | Other [Member]
Operations by concept [Line Items]
Payment deferral	0	0
Finished [Member] | Bbva group [Member]
Operations by concept [Line Items]
Payment deferral	18,103	21,743
Finished [Member] | Private individuals [Member]
Operations by concept [Line Items]
Payment deferral	12,974	14,904
Finished [Member] | Mortgages [member]
Operations by concept [Line Items]
Payment deferral	9,542	10,195
Finished [Member] | Small companies [Member]
Operations by concept [Line Items]
Payment deferral	2,725	3,950
Finished [Member] | Non financial entities [Member]
Operations by concept [Line Items]
Payment deferral	2,315	2,766
Finished [Member] | Other [Member]
Operations by concept [Line Items]
Payment deferral	€ 90	€ 122